Related Parties, Summary of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital expenditures and expenses [Abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	[1]	$ 13,621,729	$ 10,499,209	$ 13,107,483
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	[2]	5,012,046	4,911,513	3,490,596
Associated costs for towers sale	[3]	0	1,751,405	360,073
Rent of towers		864,912	937,763	475,749
Other services		1,586,583	1,903,476	1,055,099
Investments and expenses		21,085,270	20,003,366	18,489,000
Revenue related party [Abstract]
Service revenues	[4]	1,270,286	1,153,877	756,347
Sales of towers	[5]	523,547	8,546,615	3,323,594
Sales of equipment		1,514,397	2,225,521	1,153,439
Total revenues		3,308,230	11,926,013	5,233,380
Grupo Carso, SAB de CV [Member]
Transactions with related parties [Abstract]
Purchase of network construction services and construction materials		11,057,693	7,720,624	11,018,630
Network maintenance service		117,939	69,248	117,321
Software service expense		0	0	16,556
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [Member]
Transactions with related parties [Abstract]
Insurance premium		4,170,478	3,460,518	3,281,176
Compania Dominicana de Telefonos, S.A. ("Codetel") [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale			855,427	0
Revenue related party [Abstract]
Sales of towers		0	2,695,790	0
America Movil Peru S.A.C. [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale			880,542	340,712
Revenue related party [Abstract]
Sales of towers		0	4,840,325	738,434
Telmex [Member]
Capital expenditures and expenses [Abstract]
Associated costs for towers sale			15,435	19,361
Revenue related party [Abstract]
Service revenues		1,171,375	995,831	756,347
Sales of towers		523,547	$ 1,010,500	$ 2,585,160
Audit and Corporate Practices Committee [Member]
Transactions with related parties [Abstract]
Compensation paid		6,495
Senior management [Member]
Transactions with related parties [Abstract]
Compensation paid		$ 103,912

[1]	In 2024, this amount includes Ps. 11,057,693 (Ps. 7,720,624 in 2023 and Ps. 11,018,630 in 2022) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).
[2]	In 2024, this amount includes Ps. 4,170,478 (Ps. 3,460,518 in 2023 and Ps. 3,281,176 in 2022) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; Ps. 117,939 in 2024 (Ps. 69,248 in 2023 and Ps. 117,321 in 2022) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 0 in 2024 (Ps. 0 in 2023 and Ps. 16,556 in 2022) for software services provided by an associate.
[3]	In 2023, this amount includes Ps. 855,427 (Ps. 0 in 2022) of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps. 880,542 (Ps. 340,712 in 2022) of the cost related to the sales of towers by América Móvil Perú, S.A.C.; and Ps. 15,435 (Ps. 19,361 in 2022) of the cost related to the sales of towers by Telmex.
[4]	In 2024, this amount includes Ps. 1,171,375 (Ps. 995,831 in 2023 and Ps. 756,347 in 2022) of the total revenue, provided by Telmex.
[5]	In 2024, this amount includes Ps.523,547 (Ps. 1,010,500 in 2023 and Ps. 2,585,160 in 2022) for sales of towers by Telmex, Ps. 0 in 2024 (Ps. 2,695,790 in 2023 and Ps. 0 in 2022) for sales of towers by Compañía Dominicana de Teléfonos, S.A.; and Ps. 0 (Ps. 4,840,325 in 2023 and Ps. 738,434 in 2022) for sales of towers by América Móvil Perú, S.A.C.